Commitments and Contingencies - Additional information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Office Space [Member]
Commitments and Contingencies [Line Items]
Lease term	12 years
Minimum lease payments	$ 25,000
Horizon Copper [Member]
Commitments and Contingencies [Line Items]
Line of credit maximum lending facility	$ 150,000
Lendings, maturity	August 31, 2032
Lendings balance	$ 0
Maximum threshold percentage of equity Interest holding	34.00%
Horizon Copper [Member] | Bottom of Range [member]
Commitments and Contingencies [Line Items]
Lendings, adjustment to interest rate basis	2.00%
Horizon Copper [Member] | Top of Range [member]
Commitments and Contingencies [Line Items]
Lendings, adjustment to interest rate basis	3.50%
Colossus Minerals Inc [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Estimated Severance claims	$ 8,000